Description of Business	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1. Description of Business
Outset Medical, Inc. (the Company) is a medical technology company pioneering a first-of-its-kind
technology to reduce the cost and complexity of dialysis. Tablo
®
Hemodialysis System, cleared by the FDA for use from the hospital to the home, represents a significant technological advancement designed to transform the dialysis experience for patients and operationally simplify it for providers. Tablo serves as a single enterprise solution designed to be utilized across the continuum of care, allowing dialysis to be delivered anytime, anywhere, and by virtually anyone. The integration of water purification and on-demand
dialysate production in a single
35-inch
compact console enables Tablo to serve as a dialysis clinic on wheels. With a simple-to-use
touchscreen interface,
two-way
wireless data transmission and a proprietary data analytics platform, Tablo is a new holistic approach to dialysis care. The Company’s headquarters are located in San Jose, CA.
Liquidity
Since inception, the Company has incurred net losses and negative cash flows from operations. For the years ended December 31, 2024, 2023, and 2022, the Company incurred net losses of $128.0 million, $172.8 million and $163.0 million, respectively, and cash outflow from operating activities of $116.3 million, $131.4 million and $145.7 million, respectively. As of December 31, 2024, the Company had an accumulated deficit of $1.1 billion.
As of December 31, 2024, the Company had a total cash, cash equivalents, restricted cash, and short-term investments balance of $162.0 million. In January 2025, the Company entered into securities purchase agreements (Securities Purchase Agreements) with various investors pursuant to which it sold 843,908 shares of its Series A
Non-Voting
Convertible Preferred Stock (Series A Preferred Stock) at a price of $200.00 per share in an offering (the Private Placement). Subject to the stockholder approval and beneficial ownership limitations, each share of Series A Preferred Stock will automatically convert into 250 shares of common stock for an aggregate of 210,977,000 shares of common stock. The gross proceeds from the Private Placement, before deducting placement agent fees and other offering expenses, were $168.8 million. An additional $3.9 million, for 19,432 shares of Series A Preferred Stock, will be invested by certain members of the Board of Directors and management upon shareholder approval.
In addition, in January 2025, the Company entered into a credit agreement and guaranty (the Perceptive Credit Agreement) with Perceptive Credit Holdings IV, LP, as administrative agent (Agent) and the lenders from time to time party thereto, which provided a $100 million
5-year
term loan at closing and will provide an additional term loan of up to $25 million at our election, which is available for funding until July 14, 2027.
Starting January 2025, the Company is required to comply with certain covenants under the Perceptive Credit Agreement including, among others, requirements as to financial reporting, restrictions on its ability to incur additional indebtedness and to pay any dividends or other distributions on capital stock, maintenance of a minimum cash balance, and achievement of certain specified trailing twelve-month net revenue targets. If the Company fails to comply with any covenants, payments or other terms of the Perceptive Credit Agreement and such failure constitutes an event of default, such event of default would give Agent the right to declare all borrowings outstanding, together with accrued and unpaid interest and fees, to be immediately due and payable. Further details of obligations under the Perceptive Credit Agreement are described in Note 13.
While the Company has taken actions to reduce operating expenses and working capital to align with anticipated revenue growth including implementing restructuring plans to streamline its overall organizational structure and renegotiating commitments with suppliers to reduce inventory, management expects to continue to incur operating losses in the near term while the Company makes investments to support its anticipated growth.

Furthermore, on September 23, 2024, the Company received notice from the Listing Qualifications staff of the Nasdaq Stock Market LLC (Nasdaq) that it no longer complied with the minimum bid price requirement for continued listing on the Nasdaq Global Select Market. On December 24, 2024, Nasdaq notified the Company that it had regained compliance with the minimum bid price requirement, as its stock had maintained a closing bid price above $1.00 for 15 consecutive trading days. Howeve
r, on February 24, 2025, the Company received a second notice from Nasdaq of failure to comply with the minimum bid price requirement. If the Company is unable to regain compliance with the minimum bid price requirement within the applicable compliance period or otherwise maintain compliance with other applicable Nasdaq listing rules, it may not be able to maintain the listing of its common stock on Nasdaq, which could adversely affect its ability to issue additional securities or obtain additional financing on terms acceptable to it, or at all.
Management believes that the Company’s existing cash, cash equivalents, short-term investments, cash generated from sales, and proceeds recently received from the debt financing as well as proceeds received from the sale of Series A Preferred Stock described in Note 13, will be sufficient to meet its anticipated needs for at least the next 12 months from the issuance date of the accompanying financial statements.
Basis of Presentation
The financial statements have been prepared in accordance with U.S. GAAP. All share amounts disclosed in the notes to the financial statements are rounded to the nearest thousand except for per share amounts.